Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Amounts related to cumulative basis adjustments for fair value hedges
At December 31, 2025 and 2024, the following amounts were recorded in the Consolidated Balance Sheet related to cumulative basis adjustments for fair value hedges:

($ in millions)
At December 31:	2025	2024
Short-term debt
Carrying amount of the hedged item	$—	$(13)
Cumulative hedging adjustments included in the carrying amount—assets/(liabilities)	—	(13)
Long-term debt
Carrying amount of the hedged item	(6,656)	(6,497)
Cumulative hedging adjustments included in the carrying amount—assets/(liabilities) (1)	36	190
(1)Includes $(114) million and $(155) million of hedging adjustments on discontinued hedging relationships at December 31, 2025 and 2024, respectively.

Effect of derivative instruments in the Consolidated Income Statement
The total effects of all fair value hedges, cash flow hedges, net investment hedges and derivatives not designated as hedging instruments are summarized by income and expense line items as follows:

($ in millions)
	(Gains)/Losses of Total Hedge Activity
For the year ended December 31:	2025	2024	2023
Cost of services	$27	$(22)	$5
Cost of sales	15	(40)	(22)
Cost of financing	(2)	10	11
SG&A expense	(170)	(151)	(165)
Other (income) and expense	(641)	515	(17)
Interest expense	(13)	51	54

($ in millions)
	(Gain)/Loss Recognized in Consolidated Income Statement
	Consolidated Income Statement Line Item	Recognized on Derivatives			Attributable to Risk Being Hedged (1)
For the year ended December 31:		2025	2024	2023	2025	2024	2023
Derivative instruments in fair value hedges (2)
Interest rate contracts	Cost of financing	$(11)	$41	$17	$22	$(19)	$2
	Interest expense	(59)	208	83	118	(97)	11
Derivative instruments not designated as hedging instruments
Foreign exchange contracts	Other (income) and expense	(116)	390	192	N/A	N/A	N/A
Equity contracts	SG&A expense	(176)	(135)	(153)	N/A	N/A	N/A
	Other (income) and expense	—	—	—	N/A	N/A	N/A
Total		$(362)	$504	$140	$140	$(116)	$13
(1)The amount includes basis adjustments to the carrying value of the hedged item recorded during the period and amortization of basis adjustments recorded on de-designated hedging relationships during the period.
(2)The amount includes changes in clean fair values of the derivative instruments in fair value hedging relationships and the periodic accrual for coupon payments required under these derivative contracts.
N/A–Not applicable

($ in millions)
	Effect of Derivatives Recognized in Consolidated Income Statement and Other Comprehensive Income
					(Gains)/Losses
For the year ended	Gains/(Losses) Recognized in OCI			Consolidated Income Statement Line Item	Reclassified from AOCI			Amounts Excluded from Effectiveness Testing (1)
December 31:	2025	2024	2023		2025	2024	2023	2025	2024	2023
Derivative instruments in cash flow hedges
Interest rate contracts	$—	$—	$—	Cost of financing	$2	$2	$3	N/A	N/A	N/A
				Interest expense	11	13	15	N/A	N/A	N/A
Foreign exchange contracts
Amount included in the assessment of effectiveness	175	405	213	Cost of services	27	(22)	5	N/A	N/A	N/A
				Cost of sales	15	(40)	(22)	N/A	N/A	N/A
				Cost of financing	2	4	11	N/A	N/A	N/A
				SG&A expense	6	(16)	(12)	N/A	N/A	N/A
				Other (income) and expense	(633)	48	(239)	N/A	N/A	N/A
				Interest expense	12	19	51	N/A	N/A	N/A
Amount excluded from the assessment of effectiveness	(240)	(16)	(6)	Other (income) and expense	N/A	N/A	N/A	108	77	29
Instruments in net investment hedges (2)
Foreign exchange contracts
Amount included in the assessment of effectiveness	(2,120)	1,354	(397)
Amount excluded from the assessment of effectiveness	22	4	—	Cost of financing	N/A	N/A	N/A	(18)	(18)	(22)
				Interest expense	N/A	N/A	N/A	(96)	(91)	(105)
Total	$(2,163)	$1,747	$(190)		$(557)	$7	$(189)	$(5)	$(32)	$(98)
(1)Amounts excluded from effectiveness testing for both net investment hedges and cash flow hedges of foreign currency debt are amortized to net income on a straight-line basis over the life of the relevant hedging instrument.
(2)Instruments in net investment hedges include derivative and non-derivative instruments with the amounts recognized in OCI providing an offset to the translation of foreign subsidiaries.
N/A–Not applicable